Equity Compensation Plan - Summary of the Company's Non-Vested Stock Option Activity and Related Information (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Equity Compensation Plan Arrangement [Abstract]
Beginning Balance, Option shares	0
Granted, Option shares	631,250
Exercised, Option shares	0
Ending Balance, Option shares	631,250
Exercisable, Option shares	0
Beginning Balance, Weighted- Average Exercise Price | $ / shares	$ 0
Granted, Weighted- Average Exercise Price | $ / shares	1.6
Exercised, Weighted- Average Exercise Price | $ / shares	0
Ending Balance, Weighted- Average Exercise Price | $ / shares	$ 1.6